Investment in Related Party (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Related Party [Abstract]
Schedule of Investment in Related Party
	Year ended December 31,
Group	2024	2023
	$000	$000
Investment in Accustem Sciences Inc	837	1,806
Movement in fair value	(238)	(969)
	599	837
Group	2024	2023
	$000	$000
Investment in Okyo Pharma Ltd	3,717	3,150
Additional shares issued	795	-
Movement in fair value	(1,522)	567
	2,990	3,717